RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) - Related Party ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Services received from: | Goumei
RELATED PARTY TRANSACTIONS
Total	¥ 116,633	$ 15,982	¥ 48,258	¥ 13,947
Services received from: | Yunxuetang
RELATED PARTY TRANSACTIONS
Total	¥ 1,037	$ 142	784	¥ 493
Assets purchased from | Tianshu
RELATED PARTY TRANSACTIONS
Total			¥ 33,850